UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              ---------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -----------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          ------------------------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                         Charlottesville, VA     May 31, 2002
--------------                          -------------------     ------------
(Signature)                             (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               5
                                                --

Form 13F Information Table Entry Total:        138
                                               ---

Form 13F Information Table Value Total:    $43,418,659.70
                                           ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Actuate Corp.          COM       00508B102   $166,060.00    23,000.00                   X
Agil Software Corp.    COM       00846X105    $65,340.00     5,400.00                   X
Allegiance
 Telecom, Inc.         COM       01747T102    $16,800.00     5,600.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102   $173,304.00    17,400.00                   X
Art Technology
 Group Inc.            COM       04289L107   $365,547.00   177,450.00                   X
ArthoCare Corp.        COM       043136100   $520,489.00    28,900.00                   X
Biosite
 Diagnostics, Inc.     COM       090945106   $185,625.00     7,500.00                   X
Brancote Holdings plc  COM       990120081   $256,631.14   105,700.00                   X
Centra Software, Inc.  COM       15234X103   $173,038.00    35,900.00                   X
ClickAction, Inc.      COM       18681E107    $62,992.00    50,800.00                   X
ClickAction, Inc.      PREFERRED 18681E990     $5,580.00     6,000.00                   X
ClickAction, Inc.      WARRANT   18681E9W9         $0.00       600.00                   X
Conductus, Inc.        COM       206784100   $204,452.60    92,933.00                   X
Conductus, Inc.        WARRANT   206784993         $0.00    20,000.00                   X
Corner Bay
 Materials, Inc.       COM       992205039    $83,737.62    34,700.00                   X
Cysive, Inc.           COM       23281T108    $11,463.30     4,700.00                   X
DB Group Ltd.          COM       996555587 $1,086,290.20   400,000.00                   X
Docent, Inc.           COM       25608L106    $19,116.00    10,800.00                   X
Dyax Corp.             COM       26746E103    $13,248.00     3,600.00                   X
E-LOAN, Inc.           COM       26861P107   $308,580.00   166,800.00                   X
eXcelon Corp.          COM       300691102   $341,840.41   223,425.00                   X
Exponent, Inc.         COM       30214U102   $681,472.00    51,200.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $61,383.00    55,300.00                   X
Genencor
 International Inc.    COM       368709101   $397,250.00    35,000.00                   X
Hain Celestial
 Group, Inc.           COM       405217100    $22,250.00     1,000.00                   X
HPD Exploration        COM       990304941     $3,844.80    60,000.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $450,724.98   450,725.00                   X
IntelliCorp, Inc.      COM       458153103       $630.00     3,000.00                   X
iPrint.com, Inc.       COM       462628108    $15,848.00   113,200.00                   X
Kana Software, Inc.    COM       483600300    $51,300.00     2,850.00                   X
Mercator
 Software, Inc.        COM       587587106    $55,500.00    10,000.00                   X
Navidec, Inc.          COM       63934Q101    $35,238.00    83,900.00                   X
Nexprise, Inc.         COM       65333Q103     $2,870.00     7,000.00                   X
Niku Corp.             COM       654113109    $72,540.00    37,200.00                   X
North American
 Palladium Ltd.        COM       656912102   $207,328.00    34,100.00                   X
North American
 Scientific, Inc.      COM       65715D100    $49,172.00     3,800.00                   X
Pacific Rim
 Mining Private        COM       694915794    $11,188.41    35,000.00                   X
Patina Oil &
 Gas Corp.             COM       703224105   $185,968.00     5,900.00                   X
PetroQuest
 Energy, Inc.          COM       716748108   $308,247.00    53,800.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102   $183,056.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101     $2,672.00    66,800.00                   X
Quicksilver
 Resources, Inc.       COM       74837R104   $213,900.00     9,300.00                   X
RehabCare Group, Inc.  COM       759148109    $74,100.00     2,600.00                   X
Restoration
 Hardware, Inc.        COM       760981100    $37,500.00     3,000.00                   X
RSA Security, Inc.     COM       749719100    $43,200.00     4,800.00                   X
Secure Computing Corp. COM       813705100     $9,805.00       500.00                   X
SeeBeyond
 Technology Corp.      COM       815704101   $299,880.00    39,200.00                   X
Selectica, Inc.        COM       816288104   $249,356.00    64,600.00                   X
The Pep Boys -
 Manny, Moe & Jack     COM       713278109   $615,680.00    37,000.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101    $39,957.00     5,700.00                   X
Tumbleweed
 Communications Corp.  COM       899690101   $860,132.00   236,300.00                   X
UCBH Holdings, Inc.    COM       90262T308   $176,302.00     4,900.00                   X
Ultra Petroleum Corp.  COM       903914109   $395,010.00    49,500.00                   X
Unify Corp.            COM       904743101    $56,576.00    83,200.00                   X
ValiCert, Inc.         COM       91915Q105   $130,665.00    84,300.00                   X
Vicinity Corp.         COM       925653107   $139,650.00    66,500.00                   X
Webex
 Communications,Inc.   COM       94767L109    $93,765.00     5,700.00                   X
Websense, Inc.         COM       947684106   $317,016.00    12,600.00                   X
W-H Energy
 Services, Inc.        COM       92925E108   $116,640.00     5,400.00                   X
Adobe Systems, Inc.    COM       00724F101   $209,508.00     5,200.00                   X
Affiliated
 Computer Services     COM       008190100   $140,325.00     2,500.00                   X
American
 International Group   COM       026874107   $591,548.00     8,200.00                   X
Amgen, Inc.            COM       031162100   $799,712.00    13,400.00                   X
Anadarko Petroleum
 Corp.                 COM       032511107   $530,536.00     9,400.00                   X
Analog Devices, Inc.   COM       032654105    $67,560.00     1,500.00                   X
AOL Time Warner, Inc.  COM       00184A105   $553,410.00    23,400.00                   X
Apache Corp.           COM       037411105   $113,760.00     2,000.00                   X
Applied Materials Inc. COM       038222105   $135,675.00     2,500.00                   X
Baker Hughes, Inc.     COM       057224107    $95,625.00     2,500.00                   X
Baxter
 International, Inc.   COM       071813109   $279,744.00     4,700.00                   X
Best Buy Co, Inc.      COM       086516101   $396,000.00     5,000.00                   X
Brocade Communications
 Systems, Inc.         COM       111621108   $191,700.00     7,100.00                   X
Calpine Corp.          COM       131347106   $184,150.00    14,500.00                   X
Cardinal Health, Inc.  COM       14149Y108   $301,282.50     4,250.00                   X
Check Point Sorftware
 Technologies Ltd      COM       M22465104   $252,320.00     8,300.00                   X
CIENA Corp.            COM       171779101   $162,000.00    18,000.00                   X
Cisco Systems, Inc.    COM       17275R102 $1,063,204.00    62,800.00                   X
Citigroup, Inc.        COM       172967101   $648,712.00    13,100.00                   X
Colgate-Palmolive Co.  COM       194162103   $188,595.00     3,300.00                   X
Concord EFS, Inc.      COM       206197105   $196,175.00     5,900.00                   X
Dell Computer Corp.    COM       247025109   $438,648.00    16,800.00                   X
Elan Corp. plc-ADR     COM       284131208   $157,183.00    11,300.00                   X
Electronic Data
 Systems Corp.         COM       285661104   $376,935.00     6,500.00                   X
Eli Lilly & Co.        COM       532457108   $655,320.00     8,600.00                   X
EMC Corp.              COM       268648102   $226,480.00    19,000.00                   X
Exxon Capital Corp.    COM       30231G102   $197,235.00     4,500.00                   X
Fifth Third Bancorp.   COM       316773100   $195,692.00     2,900.00                   X
First Data Corp.       COM       319963104   $322,825.00     3,700.00                   X
General Electric Co.   COM       369604103 $1,527,960.00    40,800.00                   X
Genzyme Corp.          COM       372917104   $196,515.00     4,500.00                   X
Harley-Davidson, Inc.  COM       412822108   $264,624.00     4,800.00                   X
Home Depot, Inc.       COM       437076102   $661,096.00    13,600.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $833,176.74   833,177.00                   X
Intel Corp.            COM       458140100 $1,094,760.00    36,000.00                   X
International Business
 Machines Corp.        COM       459200101   $634,400.00     6,100.00                   X
JDS Uniphase Corp.     COM       46612J101   $154,907.00    26,300.00                   X
Johnson & Johnson      COM       478160104   $454,650.00     7,000.00                   X
Kohl's Corp.            COM       500255104   $412,670.00     5,800.00                   X
Kraft Foods, Inc.      COM       50075N104   $378,770.00     9,800.00                   X
Liberty Media
 Corp., Class A        COM       530718105   $360,240.00    28,500.00                   X
Linear Technolgy Corp. COM       535678106   $663,300.00    15,000.00                   X
Lockheed Martin Corp.  COM       539830109   $431,850.00     7,500.00                   X
Lowe's, Inc.           COM       548661107   $369,665.00     8,500.00                   X
Marsh & McLennan
 Co's, Inc.            COM       571748102   $496,056.00     4,400.00                   X
Medtronic, Inc.        COM       585055106   $501,831.00    11,100.00                   X
Merck & Co., Inc.      COM       589331107   $408,818.00     7,100.00                   X
Microsoft Corp.        COM       594918104 $1,706,773.00    28,300.00                   X
Minnesota Mining &
 Manufacturing Co.     COM       604059105   $172,515.00     1,500.00                   X
Nextel Communications,
 Inc., Class A         COM       65332V103    $86,080.00    16,000.00                   X
Nokia Corp. - ADR      COM       654902204   $709,308.00    34,200.00                   X
Northrop Grumman Corp. COM       666807102   $226,100.00     2,000.00                   X
Novellus Systems, Inc. COM       670008101    $27,065.00       500.00                   X
NVIDIA Corp.           COM       67066G104   $133,080.00     3,000.00                   X
Oracle Corp.           COM       68389X105   $197,120.00    15,400.00                   X
PeopleSoft, Inc.       COM       712713106   $255,710.00     7,000.00                   X
PesiCo, Inc.           COM       713448108   $973,350.00    18,900.00                   X
Pfizer, Inc.           COM       717081103 $1,371,030.00    34,500.00                   X
Procter & Gamble Co.   COM       742718109   $360,360.00     4,000.00                   X
Qualcomm, Inc.         COM       747525103   $263,480.00     7,000.00                   X
RF Micro Devices, Inc. COM       749941100   $180,790.00    10,100.00                   X
Schlumberger Ltd.      COM       806857108   $147,050.00     2,500.00                   X
Siebel Systems, Inc.   COM       826170102   $244,575.00     7,500.00                   X
Sprint Corp.
 (PCS Group)           COM       852061506    $87,465.00     8,500.00                   X
Sun Microsytems, Inc.  COM       866810104   $201,096.00    22,800.00                   X
Sysco Corp.            COM       871829107   $328,020.00    11,000.00                   X
Target Corp.           COM       87612E106 $1,082,312.00    25,100.00                   X
The Goldman Sachs
 Group, Inc.           COM       38141G104   $361,000.00     4,000.00                   X
Tyco International
 Ltd.                  COM       902124106   $436,320.00    13,500.00                   X
United
 Technologies Corp     COM       913017109   $185,500.00     2,500.00                   X
UnitedHealth Group,
 Inc.                  COM       91324P102   $573,150.00     7,500.00                   X
VeriSign, Inc.          COM       92343E102   $159,300.00     5,900.00                   X
Veritas Software Corp. COM       923436109   $394,470.00     9,000.00                   X
Viacom, Inc. Class B   COM       925524308   $570,766.00    11,800.00                   X
Vodafone Group
 plc Sp - ADR          COM       92857W100   $418,361.00    22,700.00                   X
Walgreen Co.           COM       931422109   $321,358.00     8,200.00                   X
Wells Fargo Co.        COM       949746101   $335,920.00     6,800.00                   X
Wyeth Corp.            COM       983024100   $328,250.00     5,000.00                   X
XI Capital Ltd.,
 Class A               COM       G98255105   $336,060.00     3,600.00                   X

                                          $43,418,659.70



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Actuate Corp.                             X
Agil Software Corp.                       X
Allegiance
 Telecom, Inc.                            X
Arena
 Pharmaceuticals, Inc.                    X
Art Technology
 Group Inc.                               X
ArthoCare Corp.                           X
Biosite
 Diagnostics, Inc.                        X
Brancote Holdings plc                     X
Centra Software, Inc.                     X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
Conductus, Inc.                           X
Conductus, Inc.                           X
Corner Bay
 Materials, Inc.                          X
Cysive, Inc.                              X
DB Group Ltd.                             X
Docent, Inc.                              X
Dyax Corp.                                X
E-LOAN, Inc.                              X
eXcelon Corp.                             X
Exponent, Inc.                            X
Geerlings &
 Wade, Inc.                               X
Genencor
 International Inc.                       X
Hain Celestial
 Group, Inc.                              X
HPD Exploration                           X
IBT Repurchase
 Agreement                                X
IntelliCorp, Inc.                         X
iPrint.com, Inc.                          X
Kana Software, Inc.                       X
Mercator
 Software, Inc.                           X
Navidec, Inc.                             X
Nexprise, Inc.                            X
Niku Corp.                                X
North American
 Palladium Ltd.                           X
North American
 Scientific, Inc.                         X
Pacific Rim
 Mining Private                           X
Patina Oil &
 Gas Corp.                                X
PetroQuest
 Energy, Inc.                             X
PharmChem
 Laboratories, Inc.                       X
Preview Systems, Inc.                     X
Quicksilver
 Resources, Inc.                          X
RehabCare Group, Inc.                     X
Restoration
 Hardware, Inc.                           X
RSA Security, Inc.                        X
Secure Computing Corp.                    X
SeeBeyond
 Technology Corp.                         X
Selectica, Inc.                           X
The Pep Boys -
 Manny, Moe & Jack                        X
Titan
 Pharmaceuticals, Inc.                    X
Tumbleweed
 Communications Corp.                     X
UCBH Holdings, Inc.                       X
Ultra Petroleum Corp.                     X
Unify Corp.                               X
ValiCert, Inc.                            X
Vicinity Corp.                            X
Webex
 Communications,Inc.                      X
Websense, Inc.                            X
W-H Energy
 Services, Inc.                           X
Adobe Systems, Inc.                       X
Affiliated
 Computer Services                        X
American
 International Group                      X
Amgen, Inc.                               X
Anadarko Petroleum
 Corp.                                    X
Analog Devices, Inc.                      X
AOL Time Warner, Inc.                     X
Apache Corp.                              X
Applied Materials Inc.                    X
Baker Hughes, Inc.                        X
Baxter
 International, Inc.                      X
Best Buy Co, Inc.                         X
Brocade Communications
 Systems, Inc.                            X
Calpine Corp.                             X
Cardinal Health, Inc.                     X
Check Point Sorftware
 Technologies Ltd                         X
CIENA Corp.                               X
Cisco Systems, Inc.                       X
Citigroup, Inc.                           X
Colgate-Palmolive Co.                     X
Concord EFS, Inc.                         X
Dell Computer Corp.                       X
Elan Corp. plc-ADR                        X
Electronic Data
 Systems Corp.                            X
Eli Lilly & Co.                           X
EMC Corp.                                 X
Exxon Capital Corp.                       X
Fifth Third Bancorp.                      X
First Data Corp.                          X
General Electric Co.                      X
Genzyme Corp.                             X
Harley-Davidson, Inc.                     X
Home Depot, Inc.                          X
IBT Repurchase
 Agreement                                X
Intel Corp.                               X
International Business
 Machines Corp.                           X
JDS Uniphase Corp.                        X
Johnson & Johnson                         X
Kohl's Corp.                               X
Kraft Foods, Inc.                         X
Liberty Media
 Corp., Class A                           X
Linear Technolgy Corp.                    X
Lockheed Martin Corp.                     X
Lowe's, Inc.                              X
Marsh & McLennan
 Co's, Inc.                               X
Medtronic, Inc.                           X
Merck & Co., Inc.                         X
Microsoft Corp.                           X
Minnesota Mining &
 Manufacturing Co.                        X
Nextel Communications,
 Inc., Class A                            X
Nokia Corp. - ADR                         X
Northrop Grumman Corp.                    X
Novellus Systems, Inc.                    X
NVIDIA Corp.                              X
Oracle Corp.                              X
PeopleSoft, Inc.                          X
PesiCo, Inc.                              X
Pfizer, Inc.                              X
Procter & Gamble Co.                      X
Qualcomm, Inc.                            X
RF Micro Devices, Inc.                    X
Schlumberger Ltd.                         X
Siebel Systems, Inc.                      X
Sprint Corp.
 (PCS Group)                              X
Sun Microsytems, Inc.                     X
Sysco Corp.                               X
Target Corp.                              X
The Goldman Sachs
 Group, Inc.                              X
Tyco International
 Ltd.                                     X
United
 Technologies Corp                        X
UnitedHealth Group,
 Inc.                                     X
VeriSign, Inc.                             X
Veritas Software Corp.                    X
Viacom, Inc. Class B                      X
Vodafone Group
 plc Sp - ADR                             X
Walgreen Co.                              X
Wells Fargo Co.                           X
Wyeth Corp.                               X
XI Capital Ltd.,
 Class A                                  X
